Summary of Accounting Policies - Estimated Useful Life of Property, Plant and Equipment (Details)	12 Months Ended
Dec. 31, 2024
Buildings | Fixtures | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful life	8 years
Buildings | Fixtures | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful life	40 years
Machinery | Plant | Bottom of Range
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful life	3 years
Machinery | Plant | Top of Range
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful life	15 years